Schedule of Restricted Share Activities (Details) shares in Thousands		12 Months Ended
		Dec. 31, 2025 $ / shares shares	Dec. 31, 2025 ¥ / shares shares	Dec. 31, 2024 $ / shares shares	Dec. 31, 2024 ¥ / shares shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2023 ¥ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted-Average Grant Date Fair Value, Vested | (per share)		$ 2.5191	¥ 17.6163	$ 2.0702	¥ 15.1110	$ 5.9404	¥ 42.1761
Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Restricted Shares Granted, Unvested, Beginning balance | shares	[1]	107	107	330	330	786	786
Weighted-Average Grant Date Fair Value, Unvested, Beginning balance | $ / shares		$ 4.6904		$ 5.0233		$ 4.8435
Number of Restricted Shares Granted, Replacement | shares	[1]			22	22	7,876	7,876
Weighted-Average Grant Date Fair Value, Replacement | $ / shares				$ 4.2700		$ 4.9821
Number of Restricted Shares Granted, Awarded | shares	[1]	1,835	1,835	1,589	1,589	703	703
Weighted-Average Grant Date Fair Value, Awarded | $ / shares		$ 0.9875		$ 1.6553		$ 6.4017
Number of Restricted Shares Granted, Vested | shares	[1]	(1,191)	(1,191)	(1,757)	(1,757)	(8,938)	(8,938)
Weighted-Average Grant Date Fair Value, Vested | $ / shares		$ 1.3719		$ 1.9938		$ 5.0743
Number of Restricted Shares Granted, Forfeited | shares	[1]	(731)	(731)	(77)	(77)	(97)	(97)
Weighted-Average Grant Date Fair Value, Forfeited | $ / shares		$ 0.8407		$ 4.9078		$ 5.5168
Number of Restricted Shares Granted, Unvested, Ending balance | shares	[1]	20	20	107	107	330	330
Weighted-Average Grant Date Fair Value, Unvested, Ending balance | $ / shares		$ 3.3155		$ 4.6904		$ 5.0233

[1]	Shares outstanding for all periods reflect the adjustment for Reverse Recapitalization (Note 3).